4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 15) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (16,310.2)
Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	(9,033.7)	R$ (8,996.5)
Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (8,911.1)	(9,027.3)
BRF Bonds [Member] | BRF SA BRFSBZ5 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2022
BRF Bonds [Member] | BRF SA BRFSBZ5 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (369.6)	(364.0)
BRF Bonds [Member] | BRF SA BRFSBZ5 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (406.7)	(415.1)
BRF Bonds [Member] | BRF SA BRFSBZ4 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2024
BRF Bonds [Member] | BRF SA BRFSBZ4 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total		(2,424.1)
BRF Bonds [Member] | BRF SA BRFSBZ4 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total		(2,404.4)
BRF Bonds [Member] | BRF SA BRFSBZ3 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2023
BRF Bonds [Member] | BRF SA BRFSBZ3 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,608.3)	(1,568.1)
BRF Bonds [Member] | BRF SA BRFSBZ3 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,578.7)	(1,567.4)
BRF Bonds [Member] | BRF SA BRFSBZ7 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2018
BRF Bonds [Member] | BRF SA BRFSBZ7 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (503.8)	(502.9)
BRF Bonds [Member] | BRF SA BRFSBZ7 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (502.4)	(475.9)
BRF Bonds [Member] | BRF SA BRFSBZ2 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2022
BRF Bonds [Member] | BRF SA BRFSBZ2 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,997.5)	(1,729.1)
BRF Bonds [Member] | BRF SA BRFSBZ2 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,974.5)	(1,795.8)
BFF Bonds [Member] | Sadia Overseas BRFSBZ7 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2020
BFF Bonds [Member] | Sadia Overseas BRFSBZ7 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (292.2)	(287.2)
BFF Bonds [Member] | Sadia Overseas BRFSBZ7 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (299.9)	(308.7)
Sadia Bonds [Member] | Sadia Overseas BRFSBZ6 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2017
Sadia Bonds [Member] | Sadia Overseas BRFSBZ6 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total		(370.0)
Sadia Bonds [Member] | Sadia Overseas BRFSBZ6 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total		(376.7)
Bonds BRF Gmbh [Member] | BRF SA BRFSBZ4 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2026
Bonds BRF Gmbh [Member] | BRF SA BRFSBZ4 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,628.9)	(1,606.6)
Bonds BRF Gmbh [Member] | BRF SA BRFSBZ4 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (1,553.1)	(1,538.8)
Quickfood Bonds [Member] | Quickfood [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2022
Quickfood Bonds [Member] | Quickfood [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (168.0)	(144.5)
Quickfood Bonds [Member] | Quickfood [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (168.0)	(144.5)
Bonds BRF - SHB [Member] | BRF SA BRFSBZ4 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	2024
Bonds BRF - SHB [Member] | BRF SA BRFSBZ4 [Member] | Book Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (2,465.4)
Bonds BRF - SHB [Member] | BRF SA BRFSBZ4 [Member] | Fair Value [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Total	R$ (2,427.8)